091-02264

RECEIVED
2007 OCT 30 PM 1:09
SEC / TM

For Internal Use Only
SEC File No. 9-

Submit 1 Original
and 9 Copies

OMB Number: 3235-0504
Expires: August 31, 2010
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

07082527

**Part I Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**Philadelphia Stock Exchange** Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Index Fund Shares**

4. Name of Underlying Instrument:
**KBW Bank Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**KIE**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**New York Stock Market, American Stock Market and NASDAQ Stock Market**

8. Settlement Methodology of New Derivative Securities Product:
**Regular Way trades settle on T+3/Book entry only held in DTC**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

PROCESSED
DEC 03 2007
THOMSON FINANCIAL

**Part II Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Walt Smith**

Title:
**Vice President, Listings and Projects**

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
10/24/07

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 30 2007 |

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED

2007 OCT 30 PM 12:58

SEC / MR October 29, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20003

Re: Form 19b-4(e) – Select Sector streetTRACKS Trust Series

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following streetTRACKS ETFs:

| ETF | Symbol |
|---|---|
| SPDR S&P Oil & Gas Equipment & Services ETF | XES |
| SPDR S&P Oil & Gas Exploration & Production ETF | XOP |
| SPDR S&P Pharmaceuticals ETF | XPH |
| SPDR S&P Semiconductor ETF | XSD |
| SPDR S&P Biotech ETF | XBI |
| SPDR DJ Wilshire Total Market ETF | TMW |
| SPDR DJ Wilshire Large Cap ETF | ELR |
| SPDR DJ Wilshire Large Cap Growth ETF | ELG |
| SPDR DJ Wilshire Large Cap Value ETF | ELV |
| SPDR DJ Wilshire Mid Cap ETF | EMM |
| SPDR DJ Wilshire Mid Cap Growth ETF | EMG |
| SPDR DJ Wilshire Mid Cap Value ETF | EMV |
| SPDR DJ Wilshire Small Cap ETF | DSC |
| SPDR DJ Wilshire Small Cap Growth ETF | DSG |
| SPDR DJ Wilshire Small Cap Value ETF | DSV |
| KBW Bank ETF | KBE |
| KBW Capital Markets ETF | KCE |
| KBW Insurance ETF | KIE |
| SPDR S&P Dividend ETF | SDY |
| DJ Wilshire REIT ETF | RWR |
| Morgan Stanley Technology ETF | MTK |

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | OCT 30 2007 |

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END